UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Phillips Financial Management, LLC
Address: 6920 Pointe Inverness Way, Suite 230
         Fort Wayne, PIN  46804

13F File Number:  28-11590

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John M. Behrendt
Title:     Managing Member
Phone:     (260) 420-7732

Signature, Place, and Date of Signing:

      /s/  John M. Behrendt     Fort Wayne, IN     July 27, 2006

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     39

Form13F Information Table Value Total:     $114,022 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BANCFIRST CORP                 COM              05945F103      558    13200 SH       SOLE                        0        0    13200
BP PLC                         SPONSORED ADR    055622104      233     3260 SH       SOLE                        0        0     3260
GENERAL ELECTRIC CO            COM              369604103      455    14176 SH       SOLE                        0        0    14176
ISHARES INC                    MSCI PAC J IDX   464286665      954     9083 SH       SOLE                        0        0     9083
ISHARES TR                     S&P MIDCAP 400   464287507    15770   217156 SH       SOLE                        0        0   217156
ISHARES TR                     LEHMAN AGG BND   464287226     3543    36195 SH       SOLE                        0        0    36195
ISHARES TR                     GS CORP BD FD    464287242     1899    18312 SH       SOLE                        0        0    18312
ISHARES TR                     DJ SEL DIV INX   464287168     2812    45066 SH       SOLE                        0        0    45066
ISHARES TR                     S&P SMLCP VALU   464287879     8343   126799 SH       SOLE                        0        0   126799
ISHARES TR                     S&P MIDCP VALU   464287705     1425    19970 SH       SOLE                        0        0    19970
ISHARES TR                     S&P MC 400 GRW   464287606     1090    15060 SH       SOLE                        0        0    15060
ISHARES TR                     S&P SMLCAP 600   464287804     1033    17624 SH       SOLE                        0        0    17624
ISHARES TR                     MSCI EAFE IDX    464287465    14752   235349 SH       SOLE                        0        0   235349
ISHARES TR                     S&P GLB100INDX   464287572      758    11797 SH       SOLE                        0        0    11797
ISHARES TR                     S&P EURO PLUS    464287861     1492    17008 SH       SOLE                        0        0    17008
ISHARES TR                     S&P 500 INDEX    464287200    11231    90721 SH       SOLE                        0        0    90721
ISHARES TR                     RUSSELL MIDCAP   464287499      549     6269 SH       SOLE                        0        0     6269
ISHARES TR                     RUSSELL1000VAL   464287598     1087    15146 SH       SOLE                        0        0    15146
ISHARES TR                     RUSSELL 1000     464287622     1245    18541 SH       SOLE                        0        0    18541
ISHARES TR                     S&P 500 VALUE    464287408    14587   218525 SH       SOLE                        0        0   218525
ISHARES TR                     MSCI EMERG MKT   464287234      383     4305 SH       SOLE                        0        0     4305
ISHARES TR                     US TIPS BD FD    464287176      977     9807 SH       SOLE                        0        0     9807
JP MORGAN CHASE & CO           COM              46625H100     1380    33759 SH       SOLE                        0        0    33759
LINCOLN NATL CORP IND          COM              534187109     5662   102942 SH       SOLE                        0        0   102942
MANULIFE FINL CORP             COM              56501R106      325    10326 SH       SOLE                        0        0    10326
NATIONAL CITY CORP             COM              635405103      334     9576 SH       SOLE                        0        0     9576
SPDR TR                        UNIT SER 1       78462F103     3946    31950 SH       SOLE                        0        0    31950
STREETTRACKS SER TR            DJ WLSH REIT     86330E604    11765   154940 SH       SOLE                        0        0   154940
TOWER FINANCIAL CORP           COM              891769101      275    14850 SH       SOLE                        0        0    14850
VANGUARD INDEX FDS             SM CP V VIPERS   922908611      254     4030 SH       SOLE                        0        0     4030
VANGUARD INDEX FDS             VALUE VIPERS     922908744     1175    19835 SH       SOLE                        0        0    19835
VANGUARD INDEX FDS             EXT MKT VIPERS   922908652      258     2859 SH       SOLE                        0        0     2859
VANGUARD INDEX FDS             LRG CAP VIPERS   922908637      298     5412 SH       SOLE                        0        0     5412
VANGUARD INDEX FDS             MID CAP VIPERS   922908629      504     7822 SH       SOLE                        0        0     7822
VANGUARD INDEX FDS             REIT VIPERS      922908553      303     4566 SH       SOLE                        0        0     4566
VANGUARD INDEX FDS             STK MRK VIPERS   922908769      854     6984 SH       SOLE                        0        0     6984
VANGUARD INTL EQUITY INDEX F   EURO VIPERS      922042874      347     6045 SH       SOLE                        0        0     6045
VANGUARD INTL EQUITY INDEX F   PACIFIC VIPERS   922042866      780    13158 SH       SOLE                        0        0    13158
WILLIAMS COS INC DEL           COM              969457100      386    16687 SH       SOLE                        0        0    16687